Derivative Financial Instruments	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS
A.    FAIR VALUE OF DERIVATIVE INSTRUMENTS

Derivative financial instruments are presented as other assets or other payables. For asset derivatives and liability derivatives, the fair values of the Company’s outstanding derivative instruments as of December 31, 2020 and December 31, 2019 are summarized below:

	Asset Derivatives (*)		Liability Derivatives (**)
	December 31,		December 31,
	2020	2019	2020	2019
Derivatives designated as hedging instruments
Foreign exchange contracts	13,410	23,820	21,517	7,489
Cross-currency interest rate swaps	16,851	6,183	—	—
	$30,261	$30,003	$21,517	$7,489
Derivatives not designated as hedging instruments
Foreign exchange contracts	1,266	66	1,062	337
	$31,527	$66	$22,579	$337

(*)    Presented as part of other receivables and long-term other receivables.
(**)    Presented as part of other payables and long-term other payables.

B.    EFFECT ON CASH FLOW HEDGING

The effect of derivative instruments on cash flow hedging and the relationship between income and other comprehensive income for the years ended December 31, 2020 and December 31, 2019, are summarized below:

	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Gain (Loss) on of Derivative Reclassified from Accumulated Other Comprehensive Income (*),(**)		Amount Excluded from Effectiveness Testing Recognized in Income (***)
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Derivatives designated as hedging instruments:
Foreign exchange contracts	$12,602	$24,328	$41,787	$13,057	$4,662	$5,447
Derivatives not designated as hedging instruments:
Foreign exchange contracts and other derivatives instruments	$—	$—	$—	$—	$79	$(1,876)

(*)    Presented as part of revenues/cost of revenue and equity in net earning of affiliated companies and partnerships.
(***)    As of December 31, 2019, this amount includes gains of $2,327 reclassified into earnings as a result of the discontinuance of cash flow hedges because it was probable that the original forecast transaction would not occur by the end of the originally specified time frame.
(***)    Presented as part of revenues.
Note 19 - DERIVATIVE FINANCIAL INSTRUMENTS (Cont.)

C.    NET EFFECT OF CROSS-CURRENCY SWAPS

The net effect on earnings from the cross-currency swaps in 2020 was a gain of approximately $5,478, of which approximately $5,056 was offset against exchange rate difference related to Series A Notes and approximately $422 was offset against interest expenses.

D.    FORWARD CONTRACTS

The notional amounts of outstanding foreign exchange forward contracts at December 31, 2020 is summarized below:

	Forward contracts
	Buy		Sell
	December 31,		December 31,
	2020	2019	2020	2019
Euro	$80,340	$81,258	$420,154	$330,433
GBP	4,866	9,380	109,224	38,606
NIS	52,600	—		—
Other	19,608	35,662	176,185	63,093
	$157,414	$126,300	$705,563	$432,132